Restructuring and Relocation - Restructuring (Details)	1 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended
	Aug. 31, 2012	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Restructuring USD ($)	Dec. 31, 2012 Restructuring position	Dec. 31, 2012 Restructuring USD ($)	Aug. 31, 2012 Restructuring Minimum USD ($)	Jun. 30, 2013 Restructuring European Healthy snacking products Non-core Business USD ($)	Jun. 30, 2013 Restructuring European Healthy snacking products Non-core Business EUR (€)	Sep. 30, 2013 Restructuring Severance USD ($)	Jun. 30, 2013 Restructuring Severance USD ($)	Mar. 31, 2013 Restructuring Severance USD ($)	Dec. 31, 2012 Restructuring Severance USD ($)	Sep. 30, 2012 Restructuring Severance USD ($)	Sep. 30, 2012 Goodwill And Intangible Asset Impairment [Member] Restructuring Healthy snacking products Non-core Business USD ($)
Restructuring Cost and Reserve [Line Items]
Expected annual savings									$ 60,000,000
Period in which savings will be realized	2013
Number of positions eliminated due to restructuring							300
Severance costs						9,000,000
Impairments primarily related to fixed assets and certain promotional and packaging materials included in inventories				0	4,867,000	5,000,000
Goodwill, impairment loss related to restructuring		0	1,779,000	0	1,779,000												2,000,000
Restructuring Reserve Roll Forward
Beginning balance												4,089,000	6,023,000	7,000,000	7,158,000	0
Restructuring costs		(4,000)	20,272,000	254,000	30,905,000			18,000,000				(100,000)	48,000	18,000	1,652,000	8,939,000
Amounts paid												(1,329,000)	(1,982,000)	(995,000)	(1,810,000)	(1,781,000)
Ending balance												2,660,000	4,089,000	6,023,000	7,000,000	7,158,000
Proceeds from sale of business										4,000,000	3,000,000
Gain on sale of business										1,000,000
Approximate annual revenue contribution		$ 723,062,000	$ 714,167,000	$ 2,309,485,000	$ 2,340,816,000					$ 12,000,000